SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9–SUBSEQUENT EVENTS
The Company evaluated subsequent events to determine if events or transactions occurred after the condensed balance sheet date up to the date the unaudited condensed financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements, other than the following:

•
On April 1, 2024, the Company submitted a plan to regain compliance with the Minimum Public Holders Rule to Nasdaq. On April 17, 2024, the Company received written notice from Nasdaq indicating that the staff of Nasdaq (the “Staff”) determined, based on its review of the Company’s compliance plan, to grant the Company an extension of time to regain compliance with the Minimum Public Holders Requirement. The terms of the extension are as follows: on or before August 13, 2024, the Company must file with Nasdaq documentation from its transfer agent, or an independent source, demonstrating that its common
stock has a minimum of 300 public holders. In the event the Company does not satisfy the terms, the Staff will provide written notification that the Company’s securities will be delisted. At that time, the Company may appeal the Staff’s determination to a Listing Qualifications Panel.

•
On April 8, 2024, the Company issued an unsecured promissory note (the “April Sponsor Note”) in the principal amount of $
1,200,000
 to the Sponsor. The April Sponsor Note is not interest bearing and is payable in full on the earlier of (i)
December 31, 2024
 or (ii) the date on which the Company consummates an initial
Business Combination
(the “April Sponsor Note Maturity Date”). In the event that the Company does not consummate a
Business Combination
on or prior to the time provided in the Company’s Amended and Restated Certificate of Incorporation (as subject to extension), the Sponsor agrees to forgive the principal balance of the April Sponsor Note, except to the extent of any funds remaining outside of the Company’s
Trust Account
, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the April Sponsor Note Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.

•
On April 9, 2024, $
60,000
 was deposited in the Trust Account in connection with the extension of the date by which the Company must consummate a business combination from
April 15, 2024
to
May 14, 2024
.

•
In connection with the November 2023 withdrawal of $
561,957
 of interest income earned in the Trust Account for payment of the Company’s franchise tax and income tax liabilities as permitted by the terms of the Trust Agreement governing the Trust Account
. As
of April 16, 2024, the funds have been replaced in full by funds loaned to the Company from the Company’s Sponsor and the Company has paid its federal tax obligations on time.

•	On April 17, 2024, the Company issued an unsecured promissory note (the “Second April Sponsor Note”) in the principal amount of $ 50,000 to the Sponsor. The Second April Sponsor Note is not

interest bearing and is payable in full on the earlier of (i) December 31, 2024 or (ii) the date on which the Company consummates an initial Business Combination (the “Second April Sponsor Notes Maturity Date”
)
. In the event that the Company does not consummate a Business Combination on or prior to the time provided in the Company’s Amended and Restated Certificate of Incorporation (as subject to extension), the Sponsor agrees to forgive the principal balance of the Second April Sponsor Note, except to the extent of any funds remaining outside of the Company’s Trust Account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the Second April Sponsor Note Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.

•
On April 17, 2024, the Company withdr
ew
 $
100,000
of interest income earned in the Trust Account for payment of the Company’s state franchise tax and income tax liabilities as permitted by the terms of the Trust Agreement governing the Trust Account.

•
On May 10, 2024, the Company
convened
a special meeting of its stockholders (the “2024 Special Meeting
”) as scheduled and adjourned the 2024 Special Meeting without any business being conducted. As announced at the 2024 Special Meeting, it was reconvened on May 14, 2024.
 At the 2024 Special Meeting, the Company’s stockholders approved the proposal to extend
the date by which the Company must consummate a
Business Combination
from
May 14, 2024
to
November 14, 2024
.
 Following such approval by the Company’s stockholders, the Company subsequently amended its Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate a Business Combination to November 14, 2024.
The Company also
deposited $
50,000 into the Trust Account on May 14, 2024.
 In connection with the Special Meeting,
1,581,733
 shares of common stock of the Company were tendered for redemption.

•
On May 14, 2024, the Company issued an unsecured promissory note (the “May Sponsor Note”) in the principal amount of $
140,000 to the Sponsor. The May Sponsor Note is
no
t interest bearing and is payable in full on the earlier of

(i) December 31, 2024 or (ii) the date on which the Company consummates an initial Business Combination (the “May Sponsor Note Maturity Date”). In the event that the Company does not consummate a Business Combination on or prior to the time provided in the Company’s Amended and Restated Certificate of Incorporation (as subject to extension), the Sponsor agrees to forgive the principal balance of the May Sponsor Note, except to the extent of any funds remaining outside of the Company’s Trust Account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five
business days of the May Sponsor Note Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.

NOTE 9–SUBSEQUENT EVENTS
The Company evaluated subsequent events to determine if events or transactions occurred after the balance sheet date up to the date the financial statements were
issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than the following:

•
On February 9, 2024, the Company issued an unsecured promissory note (the “JCW Promissory Note”) in the principal amount of $
75,000
to Jun Chul Whang, a member of the Company’s Board of Directors. The JCW Promissory Note is not interest bearing and is payable in full on the earlier of: (i)
August 9, 2024
or (ii) the date on which the Company consummates an initial business combination (the “JCW Maturity Date”). In the event that the Company does not consummate a business combination on or prior to the time provided in the Company’s Amended and Restated Certificate of Incorporation (as subject to extension), Mr. Whang agrees to forgive the principal balance of the JCW Promissory Note, except to the extent of any funds remaining outside of the Company’s trust account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the JCW Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.

•
On February 9, 2024, $
60,000
was deposited in the
Trust Account
in connection with the extension of the date by which the Company must consummate a business combination from
February 14, 2024
to
March 14, 2024
.

•
On March 8, 2024, the Company issued an unsecured promissory note (the “JP Promissory Note”) in the principal amount of $
60,000
to Josh Pan, a member of Bellevue Capital Management LLC.
The JP Promissory Note is not interest bearing and is payable in full on the earlier of: (i) August 8, 2024 or (ii) the date on which the Company consummates an initial business combination (the “JP Maturity Date”). In the event that the Company does not consummate a business combination on or prior to the time provided in the Company’s Amended and Restated Certificate of Incorporation (as subject to extension), Mr. Pan agrees to forgive the principal balance of the Promissory Note, except to the extent of any funds remaining outside of the Company’s Trust Account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the JP Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.

•
On March 12, 2024, $
60,000
was deposited in the
Trust Account
in connection with the extension of the date by which the Company must consummate a business combination from
March 14, 2024
to
April 15, 2024
.

•
On April 8, 2024, the Company issued an unsecured promissory note (the “April Sponsor Note”) in the principal amount of $
1,200,000
to Sponsor for its receipt of $
1,200,000
to fund working capital and other expenses of the Company. The April Sponsor Note is non-interest
bearing and is payable in full on the earlier of (i)
December 31, 2024
or (ii) the date on which the Company consummates a Business Combination. In the event that the Company does not consummate a Business Combination, the April Sponsor Note will be repaid only from amounts remaining outside of the Company’s Trust Account, if any.

•	On April 9 2024, $ 60,000 was deposited in the Trust Account in connection with the extension of the date by which the Company must consummate a business combination from April 15, 2024 to May14, 2024 .

•
In connection with the November 2023 withdrawal of $
561,957
of interest income earned in the Trust Account for payment of the Company’s franchise tax and income tax liabilities as permitted by the terms of the Trust Agreement governing the Trust Account, as of April 16, 2024, the funds have been replaced in full by funds loaned to the Company from the Company’s Sponsor and the Company has paid its fedral tax obligations on time.